UNITED STATES
SECURITIES AND
EXCHANGE COMMISSION
WASHINGTON, D.C 20549
FORM 13F FORM 13F
COVER PAGE Report for
Quarter Ended:
December 31, 2002
Name: Welch Capital
Partners, LLC Address:
101 East 52nd Street
31st Floor New York,
NY 10022 13F File
Number: 28- 6428 The
institutional
investment manager
filing this report and
the person by whom it
is signed hereby
represent that the
person signing the
report is authorized
to submit it, that all
information contained
herein is true,
correct and complete,
and that it is
understood that all
required items,
statements, schedules,
lists, and tables, are
considered integral
parts of this form.
Person signing this
report on behalf of
Reporting Manager:
Name: Christopher
Welch Title: Manager
Phone: 212- 754-6077
Signature, Place, and
Date of Signing:
Christopher Welch New
York, NY February 20,
2003 Report Type: [X]
13F Holdings Report. [
] 13F Notice. [ ] 13F
Combination Report.
FORM 13F SUMMARY PAGE
Report Summary: Number
of Other Included
Managers: 0 Form 13F
Information Table
Entry Total: 129 Form
13F Information Table
Value Total: $535,774
Form 13F Information
Table Cusip Name of
Issuer Title of Value
Shares INVSTMTOther
Voting (x1000)
DSCRETNManagerAutho
rity Sole Sole

Form 13F Information Table Cusip Name of Issuer Title of
Value Shares INVSTMTOther Voting (x1000)
DSCRETNManagerAuthority Sole Sole 002824100 Abbott Labs
Common 4554 x x 00724X102 Adolor Corporation Common 7,
533597 x x 007768104 Aeroflex Inc. Common 3, 541500 x x
009367103 Airgate PCS Common 400000 x x 00971T101 Akamai
Common 81828 x x 018606202 Alliance Imaging inc Common 2,
386470 x x 019777101 Allos Therapeutics Common 2, 332248
x x 02144g107 Alteon Inc Common 65800 x x 026874107
American Intl Group Common 1, 18804 x x 02886p109
American PharmaceuticaCommon 2, 119691 x x 031162100
Amgen Common 8, 175940 x x 03674B104 Anthem Inc. Common
5, 88680 x x 037032109 Antigenics Inc Common 3, 348800 x
x 055921100 BMC Software Inc Common 1, 110600 x x
055622104 BP Amoco PLC - Spons ACommon 3704 x x 05858H104
Ballard Power systems Common 3, 302900 x x 068306109 Barr
Laboratories Common 5, 89200 x x 073325102 Bea Systems
Inc. Common 64350 x x 090945106 Biosite Diagnostics
InCommon 2, 77400 x x 099849101 Borland Software
CorpoCommon 4, 352000 x x 157085101 Cerus Corp Common 8,
372819 x x 166764100 Chevron Texaco Corp Common 2, 40200
x x 172967101 Citigroup Common 7, 218207 x x 191216100
Coca Cola Common 8000 x x 204912109 Computer Assoc Int'l
Common 5, 395000 x x 205363104 Computer Sciences Common
14600 x x 206197105 Concord Efs Inc Common 7, 492000 x x
20825C104 ConocoPhillips Common 1, 21950 x x 222862104
Coventry Health Care ICommon 4, 166800 x x 225447101 Cree
Inc. Common 2, 176900 x x 22748P105 Cross Country Common
7, 571469 x x 232946103 Cytyc Corp Common 4, 441300 x x
237015102 DAOU Systems Inc. Common 690300 x x 25746U109
Dominion Resources IncCommon 2, 37000 x x 252787106 Dow
Industrial DiamondCommon 8, 102200 x x 26150J101 Draxis
Health IncorporCommon 2, 1523320 x x 263534109 DuPont
Common 10294 x x 264399106 Duke Energy Corp Common 49000
x x 268648102 EMC Corp. Common 94100 x x 27874N105
Echelon Corp Common 3, 283862 x x 30231G102 Exxon Mobil
Common 20340 x x 303726103 Fairchild Semicon IntlCommon
4, 403000 x x 313586109 Federal National MortgCommon 1,
28465 x x 339030108 Fleet Boston FinancialCommon 35692 x x 369604103 General Electric Common 2, 102800 x x
37245M207 Genta Common 8, 1054000 x x 375766102 Gillette
Common 8000 x x 401698105 Guidant Corp. Common 6, 224750 x x 404119109 HCA - The Healthcare CCommon 24,3 586270 x x 42219M100 Health Mgmt Systems InCommon 5, 1482808 x x
421924101 Healthsouth Corp Common 8, 2040990 x x
437076102 Home Depot Common 1, 59189 x x 444903108 Human
Genome Common 1, 216578 x x 44973Q103 I-Many Inc. Common
134480 x x 459200101 IBM Common 8500 x x 449370105 Idec
Pharmaceuticals CCommon 11,5 348193 x x 454072109 Indevus
PharmaceuticalCommon 1, 850200 x x 458140100 Intel Common
40906 x x 45884x103 Intermune PharmaceuticCommon 6,
254000 x x 459506101 International Flavors Common 10,6
303000 x x 461202103 Intuit Inc. Common 15990 x x
465823102 Ivax Corp. Common 3, 253400 x x 478160104
Johnson & Johnson Common 5600 x x 490057106 KENSEY NASH
CORP Common 1, 100000 x x 494368103 Kimberly Clark Common
1, 31280 x x 495582108 King Pharmaceuticals. Common 26350 x x 503459109 La Jolla PharmaceuticaCommon 1, 252000 x x
521863100 Leap Wireless Intl Common 492600 x x 522015106
Learning Tree InternatCommon 2, 146500 x x 532791100
Lincare Holdings Common 12,3 389044 x x 580031201 MCDATA
Corporation- A Common 2, 400000 x x 57685p304 Matrixone
Inc. Common 1, 302500 x x 58155Q103 McKesson HBOC Inc
Common 5, 200000 x x 584688105 Medicines Company Common
4, 288100 x x 589331107 Merck Common 6216 x x 594918104
Microsoft, Inc. Common 4, 78438 x x 59523C107 Mid
Atlantic Medical SCommon 5, 165800 x x 628530107 Mylan
Common 10,1 291700 x x 62936P103 NPS Pharmaceuticals
InCommon 10,6 424000 x x 631100104 Nasdaq 100 Index
Common 10,4 429290 x x 67066G104 Nvidia Corp Common 38930 x x 674599105 Occidental Petroleum CCommon 2, 83380 x x
67611V101 Odyssey Healthcare IncCommon 5, 163799 x x
68389X105 Oracle Corporation Common 11300 x x 68750P103
Orthodontic Centers ofCommon 3, 316130 x x 709754105
Penwest PharmaceuticalCommon 7, 693558 x x 717081103
Pfizer Common 3, 127572 x x 71713U102 Pharmacia
Corporation Common 18,6 447330 x x 739308104 Power - one
Common 1, 258000 x x 739421105 Praecis Common 5, 1651417
x x 742718109 Proctor & Gamble Common 2, 27400 x x
74730W101 Quadramed Common 2, 1098155 x x 74834T103 Quest
Software Inc Common 1, 156500 x x 7053397 Recordati
(Italian OrdCommon 12,9 796443 x x 75886n100 Regeneration
TechnologCommon 3, 400000 x x 75886n100 Regeneration technologCommon 4, 454638 x x 78645R107 Safenet Inc
Common 2, 99636 x x 80004C101 Sandisk Corp. Common 4,
210000 x x 806605101 Schering-Plough Common 16000 x x
81211K100 Sealed Air Corp Common 14,7 396560 x x
815704101 Seebeyond Technology CCommon 240700 x x
82966U103 Sirius Satellite RadioCommon 354110 x x
835692104 Sonus Pharmaceutical RCommon 253188 x x
835692104 Sonus Pharmaceuticals Common 334300 x x
874039100 Taiwan Semiconductor-SCommon 6, 853000 x x
872375100 Teco Energy Common 2, 178436 x x 87959M109
Telik Inc Common 6, 554481 x x 88033G100 Tenet Healthcare
CorpoCommon 13,1 800200 x x 896263100 Trimeris Inc.
Common 13,9 323100 x x 89677M106 Triton PCS Holdings
InCommon 2, 735000 x x 899165104 Tularik Inc. Common 1,
265800 x x 90338R104 US Unwired Inc Common 962610 x x
913016309 United Surgical PartneCommon 1, 64000 x x
913017109 United Technologies Common 4304 x x 913903100
Universal Health ServiCommon 18,7 415320 x x 922390208
Vaxygen Common 25000 x x 928298108 Vishay
IntertechnologyCommon 1, 116200 x x 92857T107 Vodafone
Airtouch Common 3000 x x 931142103 Wal Mart Common 3162 x x 941105108 Watchguard TechnologieCommon 2, 384700 x x
942683103 Watson PharmaceuticalsCommon 3, 114000 x x
949475107 WellChoice Inc. Common 4, 195700 x x 969457100
Williams Cos Inc. Common 4500 x x 983024100 Wyeth Common
13,1 352000 x x 983759101 XM Satellite Radio HolCommon 1,
374800 x x 98974P100 Zixit Corporation Common 45000 x x
284129ac7 ELAN Corporate ConvertCommon 34,1 73440 x x
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